PROPERTY, PLANT, & EQUIPMENT	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
PROPERTY, PLANT, & EQUIPMENT

8. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	December 31, 2020	December 31, 2019
Buildings and leasehold improvements	5 to 25	$31,827	$36,853
Drilling rigs, plant and equipment	3 to 15	534,964	411,984
Furniture and fixtures	5	2,282	3,720
Office equipment and tools	3 to 10	39,174	35,991
Vehicles and cranes	5 to 8	7,429	12,292
Less: Accumulated depreciation		(193,261)	(104,689)
Land		5,104	5,104
Capital work in progress		10,224	18,052
Total		$437,743	$419,307

The Company recorded depreciation expense of $105.0 million, $72.2 million, $33.0 million, and $17.3 million in the 2020 Successor Period, 2019 Successor Period, 2018 Successor Period, and 2018 Predecessor Period, respectively, in the Consolidated Statement of Operations.